Property Plant and Equipment - Additional Information (Detail) In Millions, unless otherwise specified	1 Months Ended		6 Months Ended	12 Months Ended						12 Months Ended
	Aug. 27, 2009 USD ($)	Aug. 27, 2009 AUD	Dec. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Jun. 30, 2009 USD ($)	Dec. 31, 2011 $60 million senior secured revolving credit facility USD ($)	Dec. 22, 2010 $60 million senior secured revolving credit facility USD ($)	Jun. 30, 2010 Glencar Mining Plc	Jun. 30, 2009 St Ives	Jun. 30, 2009 St Ives Minimum Ounce
Property, Plant and Equipment [Line Items]
Depreciation of property, plant and equipment			$ 389.4	$ 745.3	$ 631.1	$ 433.5
Fleet assets pledged				80.7
Revolving credit facility, maximum borrowing capacity							60.0	60.0
Royalty termination	257.1	308.0			257.1
Royalty termination agreement										The terminated royalty agreement required St. Ives to pay a 4% net smelter volume royalty on all of its revenues once total gold produced from November 30, 2001 exceeded 3.3 million ounces which was triggered early in fiscal year ended June 30, 2009, and provided that if the gold price exceeded A$600 per ounce, to pay an additional 10% of the revenue difference between the spot gold price, in Australian dollars per ounce, and the price of A$600 per ounce.
Net smelter volume royalty payment on all revenues										4.00%
Gold production volume required to trigger royalty, minimum											3,300,000
Gold threshold price in Australian dollars per ounce for additional royalty payment										600
Additional royalty percentage payable										10.00%
Ownership acquired, percentage									100.00%
Ownership acquired, amount					$ 43.0